Patents and Licenses	6 Months Ended
Jun. 30, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Patents and licenses
(5)	Patents and Licenses

Purchased patents and license fees paid for the use of other entities’ patents are amortized over the useful life of the patent or license.
The following tables provide information regarding patents and licenses (dollars in thousands):
June 30, 2019			December 31, 2018
Weighted Average Original Life (years)	GrossCarryingAmount	AccumulatedAmortization	Weighted Average Original Life (years)	GrossCarryingAmount	AccumulatedAmortization
15.67	$13,840	$12,241	15.67	$13,840	$12,181

Aggregate amortization expense for patents and licenses was $30,000 in each of the three months ended June 30, 2019 and 2018 and $60,000 in each of the six months ended June 30, 2019 and 2018.

Estimated future amortization expense for each of the years set forth below ending December 31 is as follows (in thousands):

2020	$119
2021	$119
2022	$117
2023	$113
2024	$113